Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000100297 | Adjustable Rate Mortgages
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000100297 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000100297 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000100297 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000100297 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000100297 | Trade Finance Agreements
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000100297 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000100297 | Floating Rate Loans
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000093604 | Adjustable Rate Mortgages
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000093604 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000093604 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000093604 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000093604 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000093604 | Trade Finance Agreements
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000093604 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000093604 | Floating Rate Loans
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000176299 | Adjustable Rate Mortgages
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000176299 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000176299 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000176299 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000176299 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000176299 | Trade Finance Agreements
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000176299 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000176299 | Floating Rate Loans
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000024652 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000024652 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000024652 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000024652 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000024652 | U.S Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	90.70%
C000024654 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000024654 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000024654 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000024654 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000024654 | U.S Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	90.70%
C000219628 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219628 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219628 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219628 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000219628 | U.S Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	90.70%